Capital structure and financial items - Share capital, Treasury shares and Other reserves - Narrative (Details) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) kr / shares shares	Dec. 31, 2025 DKK (kr) vote kr / shares	Sep. 13, 2023 kr / shares	Sep. 12, 2023 kr / shares
Earnings per share [line items]
Shares cancelled (in shares)	0
Distributable reserves | kr	kr 121,931.0	kr 141,045.0
Share repurchase programme of Novo Nordisk B shares
Earnings per share [line items]
Share repurchase programme, authorized amount | kr	kr 20,000.0	kr 20,000.0
Treasury shares
Earnings per share [line items]
Equity, as a percentage of share capital	0.50%	0.50%
A shares
Earnings per share [line items]
Shares cancelled (in shares)	0
A shares | Share capital
Earnings per share [line items]
Value of shares (DKK per share) | kr / shares	kr 0.10	kr 0.10
Decrease in shares outstanding, value | kr	kr 4.5
Number of votes | vote		100
Treasury shares
Earnings per share [line items]
Value of shares (DKK per share) | kr / shares		kr 0.10
Shares cancelled (in shares)	(45)
B shares
Earnings per share [line items]
Shares cancelled (in shares)	45
B shares | Share capital
Earnings per share [line items]
Value of shares (DKK per share) | kr / shares	kr 0.10	kr 0.10	kr 0.10	kr 0.20
Number of votes | vote		10